Annual Total Returns [BarChart] - Harbor Target Retirement 2045 Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	(6.04%)
2012	17.25%
2013	23.08%
2014	2.63%
2015	(0.95%)
2016	6.70%
2017	20.95%
2018	(8.64%)
2019	25.24%
2020	18.27%